Capital Stock	12 Months Ended
Dec. 31, 2021
Capital Stock
Capital Stock

Note 12-Capital Stock

Share Capital

Our authorized share capital consists of 200,000,000 shares of Common Stock, par value $0.0001 per share, and 20,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

As of December 31, 2021, 33,917,697 shares of our Common Stock were outstanding. The outstanding shares of our Common Stock are validly issued, fully paid and non-assessable.

Holders of Common Stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of Common Stock do not have cumulative voting rights. Directors are elected by a plurality of the votes cast by the shares entitled to vote in the election at a meeting at which a quorum is present. The vote of the stockholders of a majority of the stock having voting power present in person or represented by proxy shall be sufficient to decide any questions brought before such meeting, other than the election of directors, unless the question is one upon which by express provision of the statutes or of the Articles of Incorporation, a different vote is required in which case such express provisions shall govern and control the decision of such question. Holders of Common Stock representing ten percent (10%) of our capital stock issued, outstanding and entitled to vote, represented in person or by proxy, are necessary to constitute a quorum at any meeting of stockholders.

Holders of our Common Stock are entitled to share in all dividends that our Board of Directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the Common Stock. The Common Stock has no pre-emptive, subscription or conversion rights and there are no redemption provisions applicable to the Common Stock.

In addition, our authorized but unissued common shares could be used by our Board of Directors for defensive purposes against a hostile takeover attempt, including (by way of example) the private placement of shares or the granting of options to purchase shares to persons or entities sympathetic to, or contractually bound to support, management. We have no such present arrangement or understanding with any person. However, our Common Stock have been reserved for issuance upon exercise of stock purchase rights designed to deter hostile takeovers, commonly known as a “poison pill.”

On February 15, 2017, we adopted a limited duration Shareholder Rights Plan (the “Plan”). Under the Plan, one preferred stock purchase right will be distributed for each share of common stock held by stockholders of record on March 2, 2017. The rights will trade with the common stock and will not be separable or exercisable until such time as the Plan is triggered. The Plan was scheduled to expire on February 15, 2019, subject to our right to extend such date, unless we redeemed or exchanged earlier or terminated.

On November 12, 2018, the Board of Directors approved an amendment to the Rights Agreement dated as of February 16, 2017 by and between us and VStock Transfer LLC (VStock), as Rights Agent (the “Rights Agreement”), to (i) extend the Final Expiration Date, as defined in the Rights Agreement, to the close of business on February 15, 2021, and (ii) to provide for the construction of the Rights Agreement and all other related documents in a manner consistent with the extension of the Final Expiration Date.

On November 25, 2019, we entered into an assumption agreement with Broadridge Corporate Issuer Solutions, Inc. (Broadridge), whereby Broadridge assumes the role of Rights Agent under the Rights Agreement, effectively replacing VStock as Rights Agent.

On February 12, 2021, the Board of Directors approved an amendment to the Rights Agreement dated as of February 16, 2017 by and between the Company and Broadridge Corporate Issuer Solutions, Inc., successor to VStock, as Rights Agent, to (i) extend the Final Expiration Date, as defined in the Rights Agreement, to the close of business on February 15, 2023, and (ii) to provide for the construction of the Rights Agreement and all other related documents in a manner consistent with the extension of the Final Expiration Date.

The extension of the Final Expiration Date under the Rights Agreement was entered into to ensure that the Board of Directors would continue to have sufficient time to consider any proposal from a third party that might result in a change in control of the Company, to ensure that all stockholders receive fair and equal treatment in the event of any such a proposal, and to encourage any potential acquirer to negotiate with the Board of Directors. In addition, extending the Rights Agreement will guard against partial tender offers, open market accumulations and other coercive tactics aimed at gaining control of the Company without paying all stockholders a full control premium for their shares. The Rights Agreement was not amended in response to any specific takeover offer.

On November 18, 2021, the Company entered into a Stock Purchase and Option Agreement (the “Purchase Agreement”) with Mayer and Associates, LLC pursuant to which Mayer purchased (i) 1,600,000 shares of common stock of the Company for a total aggregate price of $160.00, or $.0001 per share and (ii) in exchange for an aggregate purchase price of $13,840, an option to purchase, from time to time, up to an additional 138,400,000 shares of common stock. The Option is exercisable at a per share exercise price of, for the first 18,400,000 option shares, $0.0001, and $0.05833 for the remaining option shares. Mayer’s option to purchase the option shares shall expire on November 18, 2023. Mayer’s right to acquire any of the option shares is subject to limitation so that no time may Mayer beneficially on more than 4.99% (or 9.99% under certain circumstances) of the total issued and outstanding shares of Company’s common stock. The option price is subject to adjustments upon the occurrence of certain events as more fully described in the Purchase Agreement. The purchase shares and option shares are subject to piggyback registration rights under the Purchase Agreement. The issuance of the purchase shares and proposed issuance of the option shares have not been registered under the Securities Act of 1933 (The “Securities Act”) in reliance on the exemption.

Preferred Stock

As of December 31, 2021 and 2020, no shares of our preferred stock were outstanding.

Our authorized preferred stock is “blank check” preferred. Accordingly, subject to limitations prescribed by law, our Board is expressly authorized, at its discretion, to adopt resolutions to issue shares of preferred stock of any class or series, to fix the number of shares of any class or series of preferred stock and to change the number of shares constituting any series and to provide for or change the voting powers, designations, preferences and relative, participating, optional or other special rights, qualifications, limitations or restrictions thereof, including dividend rights (including whether the dividends are cumulative), dividend rates, terms of redemption (including sinking fund provisions), redemption prices, conversion rights and liquidation preferences of the shares constituting any series of the preferred stock, in each case without any further action or vote by our stockholders.